Equity Method Investments and VIEs Equity Method Investments and VIEs (Details) - MW		Mar. 27, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Power Generation Capacity, Megawatts	[1]		4,997
Subsequent Event [Member] | Agua Caliente [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage		16.00%

[1]	(a) Net capacity represents the maximum, or rated, generating capacity of the facility multiplied by the Company's percentage ownership in the facility as of December 31, 2016.